INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Schedule of inventories

	December 31,
	2015	2014
	U.S. dollars in thousands
Raw materials	3,566	2,070
Work in process	1,134	9
Finished goods and spare parts	37,976	15,547
Total	42,676	17,626